LONG-TERM LOAN (Details) (USD $)	6 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 20, 2012 Loans Payable [Member]	Dec. 31, 2009 Loans Payable [Member]	Nov. 30, 2010 Loans Payable [Member]	Jan. 31, 2009 Loans Payable [Member]	Dec. 31, 2009 First Loan [Member]	Jan. 31, 2009 First Loan [Member]	Dec. 31, 2009 Second Loan [Member]	Jan. 31, 2009 Second Loan [Member]	Dec. 31, 2009 Credit Line [Member]	Jan. 31, 2009 Credit Line [Member]
Debt Instrument [Line Items]
Original aggregate principal amount										$ 750,000		$ 750,000
Spread over LIBOR										4.00%
Amount of credit line														500,000
Debt instrument fee in the event of significant transactions								250,000
Amount of liquidity event triggering obligation								100,000,000
Amount of initial public offering triggering obligation								100,000,000
Minimum compensating balance								250,000
Lien amount							300,000
Release of restricted cash	(54,000)	(159,000)	(52,000)	272,000	(300,000)
Shares issued to bank						234,814
Fair Value Disclosures:
Discount rate						25.13%
Probability of realization									40.00%		80.00%
Fair value of loan									540,000		20,000
Fair value of credit line													59,000
Fair value of shares issued						290,000
Deferred debt issuance costs								$ 41,000